Business Combination	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Business Combination
15.
Business Combination

On March 13, 2024, Heidmar Inc. signed an agreement with Huwell Ship Management Limited for the acquisition of 100% shares of Landbridge Ship Management (HK) Limited (“LBSM”), a company incorporated in Hong Kong in 2018, for a total consideration of $0.8 million. LBSM provides technical management services to tanker and bulker vessels. Upon the acquisition, control was obtained of the company, whereby Heidmar Inc. expanded its operations to technical management services for individual vessels.

The Company performed an assessment, as defined under ASC 805, Business Combinations, and concluded that the acquisition of LBSM is an acquisition of a business. Goodwill is recognized as the excess of the consideration transferred over the net of the acquisition-date fair value of the identifiable assets acquired and the liabilities assumed. Synergies and other benefits that are expected from the combination are considered in the measurement of goodwill as part of the consideration transferred. The goodwill arising from the acquisition mainly comprises the synergies expected by combining the knowledge of the commercial and the technical management operations of Heidmar Inc. and LBSM.

The following table summarizes the total consideration paid for LBSM and the allocation of purchase price to the estimated fair value of the assets acquired and liabilities assumed, if any, at the acquisition date:

Cash consideration	400,000
Acquisition installments payable (matures in August 2026)	385,156
Fair value of total purchase consideration	$785,156
Assets
Technical License*	$441,000
Total fair value of net assets acquired	$441,000
Goodwill	$344,156

*The technical license provides the Company with the right and opportunity to operate within the specific jurisdiction of Hong Kong. The license is issued by a relevant regulatory or certifying body and is necessary to meet industry-specific technical, safety, or operational standards required by local authorities.

Preliminary fair value of the net assets acquired was determined in the six-month period ended June 30, 2024. Measurement period adjustments were recorded during the second half of 2024.

15.
Business Combination - Continued

The following table presents the preliminary purchase price allocation for the acquisition. Measurement period adjustments were based upon information obtained about facts and circumstances that existed at the acquisition date.

Assets acquired	Preliminary Purchase Price Allocation	Measurement Period Adjustments	Final Purchase Price Allocation (as adjusted)
Trademark	171,000	(171,000)	-
Technical License	441,000	-	441,000
Total fair value of net assets acquired	612,000	(171,000)	441,000
Fair value of total purchase consideration	785,156	-	785,156
Less: Net assets acquired	(612,000)	171,000	(441,000)
Goodwill	173,156	171,000	344,156

The previously recognized trademark, amounting to $171,000 was removed from identifiable intangible assets, as it did not meet the recognition criteria for an intangible asset. This adjustment was recognized as measurement period adjustment, resulting in an increase of $171,000 in the carrying value of goodwill. There was no impact on the consolidated statement of income.

As of December 31, 2024, an amount of $262,205 represents the outstanding purchase consideration, which will be settled in monthly installments until August 2026. During the year ended December 31, 2024, an amount of $132,258 was paid related to the acquisition installments, which included a finance cost of $9,307, relating to accretion of interest expense attributable to the acquisition installments payable and presented under “Finance costs” in the accompanying consolidated statement of income. Acquisition installments payable We had the following future acquisition installments payable in respect of LBSM acquisition as of December 31, 2024:

Acquisition installments payable

We had the following future acquisition installments payable in respect of LBSM acquisition as of December 31, 2024:

Less than one year	200,000
Later than one year but less than two years	67,742
Total	267,742
Less: imputed interest	(5,537)
Present value of acquisition installment payable	262,205

As of December 31, 2024, Intangible Asset, net was as follows:

Description	Location in balance sheet	December 31, 2024
Technical License (Amortizable intangible asset)	Intangible Asset, net	420,328
		420,328

The balance for intangible asset as of December 31, 2024 is detailed below:

	Remaining Weighted Average Amortization period (in years)	Gross Amortizable Intangible Asset	Accumulated Amortization	Net Amortizable Intangible Asset
Technical License	14.25	$441,000	$20,672	$420,328

Estimated amortization expense of the intangible asset to be recognized by the Company is as follows:

2025	29,400
2026	29,400
2027	29,400
2028	29,400
2029	29,400
Thereafter	273,328
Total	420,328

Revenues and net loss of LBSM for the period from the acquisition date to December 31, 2024 are $402,557 and $296,624, respectively.

15.
Business Combination - Continued

The following table represents the unaudited pro forma revenues and net income assuming the acquisition of LBSM occurred on January 1, 2023.

	December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Revenues	29,045,539	49,224,046
Net income	1,816,793	19,178,107